TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, beginning balance	$ 315	$ 315
Deduction of unrecognized tax benefits
Increase in tax provisions prior years	183
Increase in tax provisions current year
Gross unrecognized tax benefits, ending balance	$ 498	$ 315